Note 6 - Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	June 30, 2017	December 31, 2016

Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,126
Less: accumulated amortization	11,856,126	11,725,369
Customer relationships, net	-	130,757

Backhaul agreement	3,837,783	3,837,783
Less: accumulated amortization	1,705,681	1,066,050
Backhaul agreement, net	2,132,102	2,771,733

FCC licenses	750,000	750,000

Intangible assets, net	$2,882,102	$3,652,490

	As of December 31,
	2016	2015

Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,126
Less: accumulated amortization	11,725,369	11,333,096
Customer relationships, net	130,757	523,030

Backhaul agreement	3,837,783	-
Less: accumulated amortization	1,066,050	-
Backhaul agreement, net	2,771,733	-

FCC licenses	750,000	1,284,555
Impairment charge	-	(534,555)
FCC licenses, net	750,000	750,000

Intangible assets, net	$3,652,490	$1,273,030

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Remainder of 2017	639,631
2018	1,279,261
2019	213,210
Total	$2,132,102

Years Ending December 31,
2017	1,410,019
2018	1,279,261
2019	213,210
Total	$2,902,490